Purchases and sales of subsidiaries, joint ventures, associates and other interests in businesses - Additional information (Detail) - USD ($) shares in Millions							1 Months Ended			12 Months Ended
	Sep. 01, 2017	Nov. 23, 2016	Jul. 20, 2016	Mar. 01, 2016	Jun. 17, 2015	Apr. 23, 2015	May 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of acquisitions and disposals [Line Items]
Purchased amount							$ 194,000,000
2017 disposals [member] | Yancoal Australia Limited [member]
Disclosure of acquisitions and disposals [Line Items]
Ownership interest in joint venture disposed	100.00%
Disposal amount	$ 2,690,000,000
Cash consideration for disposal	2,450,000,000									$ 2,540,000,000
Unconditional guaranteed royalty payments received										110,000,000
Expected unconditional royalty payments to be received	$ 240,000,000									$ 130,000,000
2016 disposals [member] | New hope corporation limited [member]
Disclosure of acquisitions and disposals [Line Items]
Ownership interest in joint venture disposed				40.00%
Disposal amount				$ 616,700,000
2016 disposals [member] | SIMEC [member]
Disclosure of acquisitions and disposals [Line Items]
Disposal amount		$ 410,000,000
Cash received											$ 224,000,000
2015 disposals [member] | RZ Murowa Holdings Limited [member]
Disclosure of acquisitions and disposals [Line Items]
Ownership interest in cash generating units disposed					77.80%
Proportion of ownership interest disposed					50.00%
Simfer Jersey Limited [member]
Disclosure of acquisitions and disposals [Line Items]
Percentage of subsidiary							53.00%
Percentage of purchased interest							53.00%
Ownership interest										53.00%
Simfer S.A. [member]
Disclosure of acquisitions and disposals [Line Items]
Percentage of subsidiary							4.25%
Percentage of purchased interest							4.25%
Non-controlling interest (%), Subsidiary										45.05%
Ownership interest										85.00%
Simfer S.A. [member] | 2016 disposals [member]
Disclosure of acquisitions and disposals [Line Items]
Percentage of non-contributory shares			7.50%
Percentage of ordinary contributory shares upon second tranche			10.00%
Percentage of ordinary contributory shares			5.00%
Simfer S.A. [member] | Bottom of range [Member]
Disclosure of acquisitions and disposals [Line Items]
Percentage of subsidiary							42.80%
Percentage of purchased interest							42.80%
Simfer S.A. [member] | Top of range [Member]
Disclosure of acquisitions and disposals [Line Items]
Percentage of subsidiary							45.05%
Percentage of purchased interest							45.05%
Carbone savoie [Member] | 2016 disposals [member] | Alandia industries [member]
Disclosure of acquisitions and disposals [Line Items]
Ownership interest in cash generating units disposed									100.00%
Bougainville Copper Limited [Member]
Disclosure of acquisitions and disposals [Line Items]
Non-controlling interest (%), Subsidiary											36.40%
Bougainville Copper Limited [Member] | Equity Trustees Limited [Member]
Disclosure of acquisitions and disposals [Line Items]
Disposal amount								$ 0
Percentage of share holding transferred								53.83%
Bougainville Copper Limited [Member] | Autonomous Bougainville Government [Member]
Disclosure of acquisitions and disposals [Line Items]
Percentage of ownership shares distributed											36.40%
Bougainville Copper Limited [Member] | Independent State of Papua New Guinea [Member]
Disclosure of acquisitions and disposals [Line Items]
Percentage of ownership shares distributed											17.40%
Lochaber [member] | 2016 disposals [member] | SIMEC [member]
Disclosure of acquisitions and disposals [Line Items]
Proportion of ownership interest disposed		100.00%
Turquoise Hill Resources Ltd [member]
Disclosure of acquisitions and disposals [Line Items]
Ownership interest										50.79%
Turquoise Hill Resources Ltd [member] | 2015 disposals [member]
Disclosure of acquisitions and disposals [Line Items]
Sale of common shares						48.7
Turquoise Hill Resources Ltd [member] | Top of range [Member] | 2015 disposals [member]
Disclosure of acquisitions and disposals [Line Items]
Ownership interest						20.00%